UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Integrated Equity Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Integrated U.S. Small-Mid Cap Core Equity Fund

Investor Class (TQSMX)

This annual shareholder report contains important information about Integrated U.S. Small-Mid Cap Core Equity Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Mid Cap Core Equity Fund - Investor Class	$93	0.87%

What drove fund performance during the past 12 months?

  U.S. small- and mid-cap stocks rose in 2025 as economic growth and corporate earnings remained favorable, Congress passed tax legislation that should stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Relative to the small-/mid-cap Russell 2500 Index, stock selection in the industrials and business services sector—such as HVAC service provider Comfort Systems—contributed most to relative performance. Stock choices in the financials and consumer discretionary sectors also supported relative outperformance, as did a sector underweight in the latter.

  Conversely, stock selection in the information technology sector—largely driven by our underweight position in flash memory products maker Sandisk—detracted the most from relative performance. However, a sector overweight reduced some of this disadvantage. Stock choices in real estate also hurt relative results, but to a much lesser degree. A real estate sector underweight was advantageous.

  The fund seeks long-term capital growth by investing primarily in common stocks of small- and mid-cap U.S. companies. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. We favor stocks based on a variety of metrics, including valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio of smaller companies in which we have high conviction while staying fully invested and generally keeping the fund’s sector and industry allocations in line with those of the Russell index.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	10,000	10,000	10,000
3/31/16	10,670	10,627	10,796
6/30/16	11,060	10,907	11,182
9/30/16	11,670	11,387	11,915
12/31/16	12,540	11,866	12,645
3/31/17	13,004	12,547	13,120
6/30/17	13,226	12,926	13,400
9/30/17	13,760	13,517	14,036
12/31/17	14,538	14,373	14,771
3/31/18	14,467	14,281	14,735
6/30/18	15,016	14,836	15,577
9/30/18	15,727	15,893	16,308
12/31/18	12,955	13,620	13,293
3/31/19	14,925	15,533	15,396
6/30/19	15,619	16,169	15,852
9/30/19	15,640	16,357	15,649
12/31/19	16,866	17,845	16,984
3/31/20	12,241	14,115	11,936
6/30/20	14,779	17,224	15,107
9/30/20	15,461	18,810	15,996
12/31/20	18,837	21,572	20,380
3/31/21	20,646	22,941	22,608
6/30/21	21,323	24,832	23,838
9/30/21	21,408	24,806	23,199
12/31/21	22,956	27,108	24,086
3/31/22	21,614	25,677	22,685
6/30/22	18,706	21,388	18,833
9/30/22	18,180	20,434	18,302
12/31/22	19,949	21,901	19,661
3/31/23	20,699	23,474	20,328
6/30/23	22,062	25,442	21,390
9/30/23	21,426	24,615	20,367
12/31/23	24,259	27,586	23,087
3/31/24	27,058	30,350	24,685
6/30/24	26,223	31,326	23,629
9/30/24	28,375	33,277	25,697
12/31/24	28,238	34,154	25,856
3/31/25	26,690	32,541	23,917
6/30/25	28,863	36,117	25,970
9/30/25	31,210	39,071	28,308
12/31/25	31,835	40,009	28,935

202501-4140694, 202601-5112948

F202-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/26/16
Integrated U.S. Small-Mid Cap Core Equity Fund (Investor Class)	12.74%	11.06%	12.48%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	15.12
Russell 2500 Index (Strategy Benchmark)	11.91	7.26	11.40

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,100,930
  Number of Portfolio Holdings344
  Investment Advisory Fees Paid (000s)$4,955
  Portfolio Turnover Rate48.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	22.8%
Financials	18.5
Information Technology	17.1
Health Care	14.7
Consumer Discretionary	8.8
Real Estate	4.9
Energy	4.3
Materials	3.9
Utilities	1.9
Other	3.1

Top Ten Holdings (as a % of Net Assets)

Textron	1.0%
Tenet Healthcare	0.9
Acuity	0.9
TechnipFMC	0.9
Popular	0.9
nVent Electric	0.8
Rambus	0.8
Webster Financial	0.8
Axis Capital Holdings	0.8
RenaissanceRe Holdings	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Integrated U.S. Small-Mid Cap Core Equity Fund

Investor Class (TQSMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Integrated U.S. Small-Mid Cap Core Equity Fund

Advisor Class (TQSAX)

This annual shareholder report contains important information about Integrated U.S. Small-Mid Cap Core Equity Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Mid Cap Core Equity Fund - Advisor Class	$121	1.14%

What drove fund performance during the past 12 months?

  U.S. small- and mid-cap stocks rose in 2025 as economic growth and corporate earnings remained favorable, Congress passed tax legislation that should stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Relative to the small-/mid-cap Russell 2500 Index, stock selection in the industrials and business services sector—such as HVAC service provider Comfort Systems—contributed most to relative performance. Stock choices in the financials and consumer discretionary sectors also supported relative outperformance, as did a sector underweight in the latter.

  Conversely, stock selection in the information technology sector—largely driven by our underweight position in flash memory products maker Sandisk—detracted the most from relative performance. However, a sector overweight reduced some of this disadvantage. Stock choices in real estate also hurt relative results, but to a much lesser degree. A real estate sector underweight was advantageous.

  The fund seeks long-term capital growth by investing primarily in common stocks of small- and mid-cap U.S. companies. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. We favor stocks based on a variety of metrics, including valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio of smaller companies in which we have high conviction while staying fully invested and generally keeping the fund’s sector and industry allocations in line with those of the Russell index.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	10,000	10,000	10,000
3/31/16	10,660	10,627	10,796
6/30/16	11,030	10,907	11,182
9/30/16	11,640	11,387	11,915
12/31/16	12,500	11,866	12,645
3/31/17	12,952	12,547	13,120
6/30/17	13,163	12,926	13,400
9/30/17	13,686	13,517	14,036
12/31/17	14,451	14,373	14,771
3/31/18	14,370	14,281	14,735
6/30/18	14,896	14,836	15,577
9/30/18	15,593	15,893	16,308
12/31/18	12,838	13,620	13,293
3/31/19	14,781	15,533	15,396
6/30/19	15,459	16,169	15,852
9/30/19	15,469	16,357	15,649
12/31/19	16,665	17,845	16,984
3/31/20	12,089	14,115	11,936
6/30/20	14,589	17,224	15,107
9/30/20	15,253	18,810	15,996
12/31/20	18,561	21,572	20,380
3/31/21	20,324	22,941	22,608
6/30/21	20,982	24,832	23,838
9/30/21	21,055	24,806	23,199
12/31/21	22,569	27,108	24,086
3/31/22	21,228	25,677	22,685
6/30/22	18,367	21,388	18,833
9/30/22	17,840	20,434	18,302
12/31/22	19,544	21,901	19,661
3/31/23	20,269	23,474	20,328
6/30/23	21,596	25,442	21,390
9/30/23	20,949	24,615	20,367
12/31/23	23,713	27,586	23,087
3/31/24	26,423	30,350	24,685
6/30/24	25,596	31,326	23,629
9/30/24	27,686	33,277	25,697
12/31/24	27,522	34,154	25,856
3/31/25	26,001	32,541	23,917
6/30/25	28,094	36,117	25,970
9/30/25	30,369	39,071	28,308
12/31/25	30,939	40,009	28,935

202501-4140694, 202601-5112948

F220-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/26/16
Integrated U.S. Small-Mid Cap Core Equity Fund (Advisor Class)	12.42%	10.76%	12.16%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	15.12
Russell 2500 Index (Strategy Benchmark)	11.91	7.26	11.40

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,100,930
  Number of Portfolio Holdings344
  Investment Advisory Fees Paid (000s)$4,955
  Portfolio Turnover Rate48.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	22.8%
Financials	18.5
Information Technology	17.1
Health Care	14.7
Consumer Discretionary	8.8
Real Estate	4.9
Energy	4.3
Materials	3.9
Utilities	1.9
Other	3.1

Top Ten Holdings (as a % of Net Assets)

Textron	1.0%
Tenet Healthcare	0.9
Acuity	0.9
TechnipFMC	0.9
Popular	0.9
nVent Electric	0.8
Rambus	0.8
Webster Financial	0.8
Axis Capital Holdings	0.8
RenaissanceRe Holdings	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Integrated U.S. Small-Mid Cap Core Equity Fund

Advisor Class (TQSAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Integrated U.S. Small-Mid Cap Core Equity Fund

I Class (TQSIX)

This annual shareholder report contains important information about Integrated U.S. Small-Mid Cap Core Equity Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	$72	0.68%

What drove fund performance during the past 12 months?

  U.S. small- and mid-cap stocks rose in 2025 as economic growth and corporate earnings remained favorable, Congress passed tax legislation that should stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Relative to the small-/mid-cap Russell 2500 Index, stock selection in the industrials and business services sector—such as HVAC service provider Comfort Systems—contributed most to relative performance. Stock choices in the financials and consumer discretionary sectors also supported relative outperformance, as did a sector underweight in the latter.

  Conversely, stock selection in the information technology sector—largely driven by our underweight position in flash memory products maker Sandisk—detracted the most from relative performance. However, a sector overweight reduced some of this disadvantage. Stock choices in real estate also hurt relative results, but to a much lesser degree. A real estate sector underweight was advantageous.

  The fund seeks long-term capital growth by investing primarily in common stocks of small- and mid-cap U.S. companies. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. We favor stocks based on a variety of metrics, including valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio of smaller companies in which we have high conviction while staying fully invested and generally keeping the fund’s sector and industry allocations in line with those of the Russell index.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	500,000	500,000	500,000
3/31/16	533,500	531,373	539,793
6/30/16	553,000	545,350	559,078
9/30/16	583,500	569,334	595,769
12/31/16	627,504	593,299	632,254
3/31/17	650,708	627,374	656,005
6/30/17	662,310	646,292	670,007
9/30/17	689,044	675,837	701,775
12/31/17	728,525	718,667	738,541
3/31/18	725,470	714,035	736,774
6/30/18	752,962	741,802	778,835
9/30/18	789,108	794,648	815,412
12/31/18	650,170	680,996	664,671
3/31/19	749,516	776,631	769,806
6/30/19	784,885	808,434	792,599
9/30/19	786,445	817,833	782,436
12/31/19	848,012	892,234	849,224
3/31/20	615,731	705,760	596,819
6/30/20	744,249	861,221	755,363
9/30/20	779,012	940,518	799,798
12/31/20	949,089	1,078,602	1,019,012
3/31/21	1,040,440	1,147,060	1,130,379
6/30/21	1,075,493	1,241,575	1,191,896
9/30/21	1,080,273	1,240,312	1,159,933
12/31/21	1,159,191	1,355,383	1,204,290
3/31/22	1,091,702	1,283,840	1,134,237
6/30/22	945,386	1,069,424	941,632
9/30/22	919,470	1,021,678	915,100
12/31/22	1,008,569	1,095,055	983,071
3/31/23	1,046,964	1,173,684	1,016,400
6/30/23	1,116,876	1,272,118	1,069,507
9/30/23	1,084,785	1,230,726	1,018,362
12/31/23	1,229,157	1,379,297	1,154,354
3/31/24	1,371,143	1,517,494	1,234,230
6/30/24	1,330,151	1,566,296	1,181,471
9/30/24	1,440,056	1,663,863	1,284,834
12/31/24	1,433,276	1,707,677	1,292,819
3/31/25	1,355,614	1,627,042	1,195,841
6/30/25	1,466,741	1,805,874	1,298,511
9/30/25	1,586,707	1,953,525	1,415,376
12/31/25	1,618,575	2,000,466	1,446,760

202501-4140694, 202601-5112948

F571-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/26/16
Integrated U.S. Small-Mid Cap Core Equity Fund (I Class)	12.93%	11.27%	12.67%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	15.12
Russell 2500 Index (Strategy Benchmark)	11.91	7.26	11.40

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,100,930
  Number of Portfolio Holdings344
  Investment Advisory Fees Paid (000s)$4,955
  Portfolio Turnover Rate48.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	22.8%
Financials	18.5
Information Technology	17.1
Health Care	14.7
Consumer Discretionary	8.8
Real Estate	4.9
Energy	4.3
Materials	3.9
Utilities	1.9
Other	3.1

Top Ten Holdings (as a % of Net Assets)

Textron	1.0%
Tenet Healthcare	0.9
Acuity	0.9
TechnipFMC	0.9
Popular	0.9
nVent Electric	0.8
Rambus	0.8
Webster Financial	0.8
Axis Capital Holdings	0.8
RenaissanceRe Holdings	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Integrated U.S. Small-Mid Cap Core Equity Fund

I Class (TQSIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
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T. ROWE PRICE
TQSMX Integrated U.S. Small-
Mid Cap Core Equity
Fund
TQSAX Integrated U.S. Small-
Mid Cap Core Equity
Fund–
.
Advisor Class
TQSIX Integrated U.S. Small-
Mid Cap Core Equity
Fund–
.
I Class

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 22.62 $ 20.63 $ 17.56 $ 21.39 $ 17.81
Investment activities
Net investment income
(1)(2)
0.13 0.15 0.13 0.11 0.02
Net realized and unrealized
gain/loss 2.76 3.31 3.64 (2.87) 3.86
Total from investment
activities 2.89 3.46 3.77 (2.76) 3.88
Distributions
Net investment income (0.11) (0.14) (0.11) (0.09) (0.06)
Net realized gain (0.18) (1.33) (0.59) (0.98) (0.24)
Total distributions (0.29) (1.47) (0.70) (1.07) (0.30)
NET ASSET VALUE
End of period $ 25.22 $ 22.62 $ 20.63 $ 17.56 $ 21.39
Ratios/Supplemental Data
Total return
(2)(3)
12.74% 16.40% 21.61% (13.10)% 21.86%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.90% 0.90% 0.96% 1.02% 0.98%
Net expenses after waivers/
payments by Price Associates 0.87% 0.87% 0.87% 0.87% 0.87%
Net investment income 0.55% 0.64% 0.68% 0.57% 0.11%
Portfolio turnover rate 48.1% 52.6% 57.1% 50.2% 14.5%
Net assets, end of period (in
thousands) $412,293 $290,439 $178,603 $125,701 $177,412
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 22.62 $ 20.65 $ 17.52 $ 21.38 $ 17.79
Investment activities
Net investment income
(loss)
(1)(2)
0.07 0.08 0.07 0.06 (0.03)
Net realized and unrealized
gain/loss 2.74 3.31 3.65 (2.89) 3.86
Total from investment
activities 2.81 3.39 3.72 (2.83) 3.83
Distributions
Net investment income — (0.09) — (0.05) —
Net realized gain (0.18) (1.33) (0.59) (0.98) (0.24)
Total distributions (0.18) (1.42) (0.59) (1.03) (0.24)
NET ASSET VALUE
End of period $ 25.25 $ 22.62 $ 20.65 $ 17.52 $ 21.38
Ratios/Supplemental Data
Total return
(2)(3)
12.42% 16.06% 21.33% (13.40)% 21.59%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.42% 1.41% 1.28% 1.36% 1.49%
Net expenses after waivers/
payments by Price Associates 1.14% 1.14% 1.14% 1.14% 1.14%
Net investment income (loss) 0.29% 0.34% 0.39% 0.31% (0.14)%
Portfolio turnover rate 48.1% 52.6% 57.1% 50.2% 14.5%
Net assets, end of period (in
thousands) $611 $826 $374 $355 $496
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 22.70 $ 20.69 $ 17.60 $ 21.47 $ 17.87
Investment activities
Net investment income
(1)(2)
0.18 0.19 0.17 0.15 0.07
Net realized and unrealized
gain/loss 2.76 3.32 3.66 (2.90) 3.87
Total from investment
activities 2.94 3.51 3.83 (2.75) 3.94
Distributions
Net investment income (0.15) (0.17) (0.15) (0.14) (0.10)
Net realized gain (0.18) (1.33) (0.59) (0.98) (0.24)
Total distributions (0.33) (1.50) (0.74) (1.12) (0.34)
NET ASSET VALUE
End of period $ 25.31 $ 22.70 $ 20.69 $ 17.60 $ 21.47
Ratios/Supplemental Data
Total return
(2)(3)
12.93% 16.61% 21.87% (12.99)% 22.14%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.70% 0.71% 0.74% 0.77% 0.80%
Net expenses after
waivers/payments by Price
Associates 0.68% 0.68% 0.69% 0.68% 0.68%
Net investment income 0.74% 0.83% 0.87% 0.82% 0.34%
Portfolio turnover rate 48.1% 52.6% 57.1% 50.2% 14.5%
Net assets, end of period (in
thousands) $688,026 $447,345 $277,599 $185,340 $74,737
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
December 31, 2025

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.2%
COMMUNICATION SERVICES  1.3%
Diversified Telecommunication Services  0.0%
GCI Liberty, Class A, EC (1)(2) 7,281 —
—
Interactive Media & Services  0.4%
EverQuote, Class A (2) 66,311 1,790
Pinterest, Class A (2) 109,641 2,839
4,629
Media  0.7%
Gambling.com Group (2)(3) 194,918 1,064
New York Times, Class A  40,756 2,830
Nexstar Media Group  17,258 3,504
7,398
Wireless Telecommunication Services  0.2%
Millicom International Cellular  34,394 1,907
1,907
Total Communication Services 13,934
CONSUMER DISCRETIONARY  8.8%
Automobile Components  0.9%
Autoliv  21,121 2,507
Dorman Products (2) 19,652 2,421
Phinia  31,214 1,957
Visteon  36,353 3,457
10,342
Diversified Consumer Services  2.2%
Adtalem Global Education (2) 27,451 2,841
Carriage Services  69,606 2,944
Duolingo (2) 12,815 2,249
Frontdoor (2) 61,236 3,533
Grand Canyon Education (2) 17,006 2,828
Laureate Education (2) 125,012 4,209
Perdoceo Education  42,989 1,261
Service Corp. International  33,179 2,587
Stride (2) 25,535 1,658
24,110
Hotels, Restaurants & Leisure  2.1%
Boyd Gaming  45,160 3,849
Cava Group (2)(3) 20,553 1,206

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Dutch Bros, Class A (2) 36,583 2,240
Life Time Group Holdings (2) 71,176 1,892
Monarch Casino & Resort  29,796 2,852
Navan, Class A (2) 37,670 643
Planet Fitness, Class A (2) 36,432 3,952
Travel + Leisure  57,494 4,055
Wingstop  8,406 2,005
22,694
Household Durables  0.9%
PulteGroup  17,193 2,016
SharkNinja (2) 32,161 3,599
Toll Brothers  27,950 3,779
9,394
Specialty Retail  1.4%
Boot Barn Holdings (2) 8,959 1,581
Build-A-Bear Workshop (3) 47,517 2,911
Burlington Stores (2) 5,604 1,619
Ulta Beauty (2) 10,681 6,462
Urban Outfitters (2) 44,424 3,343
15,916
Textiles, Apparel & Luxury Goods  1.3%
Birkenstock Holding (2)(3) 37,296 1,525
Crocs (2)(3) 26,239 2,244
Kontoor Brands  48,641 2,972
PVH  32,306 2,165
Ralph Lauren  7,729 2,733
Tapestry  21,440 2,739
14,378
Total Consumer Discretionary 96,834
CONSUMER STAPLES  1.0%
Beverages  0.1%
Celsius Holdings (2) 21,490 983
983
Consumer Staples Distribution & Retail  0.2%
Maplebear (2) 24,365 1,096
Performance Food Group (2) 14,668 1,319
2,415
Food Products  0.3%
Ingredion  23,645 2,607

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Lamb Weston Holdings  26,490 1,110
3,717
Household Products  0.2%
Central Garden & Pet, Class A (2) 89,571 2,614
2,614
Personal Care Products  0.2%
elf Beauty (2) 22,894 1,741
1,741
Total Consumer Staples 11,470
ENERGY  4.3%
Energy Equipment & Services  1.9%
Expro Group Holdings (2) 192,254 2,567
TechnipFMC  216,169 9,632
Weatherford International  106,869 8,364
20,563
Oil, Gas & Consumable Fuels  2.4%
Expand Energy  7,715 851
HF Sinclair  98,919 4,558
Ovintiv  96,918 3,798
Permian Resources  550,196 7,719
Range Resources  99,960 3,525
Uranium Energy (2) 315,639 3,687
Viper Energy, Class A  69,274 2,676
26,814
Total Energy 47,377
FINANCIALS  18.5%
Banks  6.8%
Amalgamated Financial  90,601 2,902
Columbia Banking System  162,198 4,533
Credicorp  18,520 5,315
East West Bancorp  74,706 8,396
First BanCorp Puerto Rico  215,337 4,464
Fulton Financial  197,614 3,820
Hancock Whitney  65,249 4,155
Hanmi Financial  61,442 1,661
Huntington Bancshares  295,968 5,135
Metropolitan Bank Holding  8,104 619
OFG Bancorp  36,493 1,496
Popular  75,047 9,345
Preferred Bank  23,600 2,229

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
QCR Holdings  27,422 2,284
UMB Financial  20,558 2,365
Webster Financial  143,885 9,056
Western Alliance Bancorp  82,314 6,920
74,695
Capital Markets  3.5%
Affiliated Managers Group  15,856 4,571
Galaxy Digital, Class A (2)(3) 25,982 581
Invesco  184,695 4,852
Lazard  66,348 3,222
Main Street Capital (3) 50,713 3,063
Marex Group  113,464 4,353
Stifel Financial  26,960 3,376
StoneX Group (2) 75,414 7,174
TPG  43,914 2,803
Trinity Capital (3) 142,205 2,083
Virtus Investment Partners  12,310 2,008
38,086
Consumer Finance  1.5%
Enova International (2) 27,592 4,337
FirstCash Holdings  24,875 3,965
OneMain Holdings  35,092 2,370
SLM  205,531 5,562
16,234
Financial Services  2.5%
Corebridge Financial  111,700 3,370
Corpay (2) 16,166 4,865
Equitable Holdings  122,177 5,822
Global Payments  35,369 2,737
Payoneer Global (2) 720,704 4,050
Voya Financial  90,037 6,707
27,551
Insurance  3.9%
Assurant  17,188 4,140
Axis Capital Holdings  84,227 9,020
Everest Group  8,300 2,816
Hanover Insurance Group  35,896 6,561
Old Republic International  100,634 4,593
RenaissanceRe Holdings  30,631 8,612
Skyward Specialty Insurance Group (2) 78,301 4,002

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Unum Group  43,206 3,348
43,092
Mortgage Real Estate Investment Trusts  0.3%
Rithm Capital, REIT  302,911 3,302
3,302
Total Financials 202,960
HEALTH CARE  14.7%
Biotechnology  7.1%
Alkermes (2) 70,943 1,985
Apogee Therapeutics (2) 11,952 902
Argenx, ADR (2) 1,948 1,638
Ascendis Pharma, ADR (2) 9,907 2,113
Beam Therapeutics (2)(3) 45,147 1,251
Bicara Therapeutics (2) 26,214 441
Biohaven (2) 31,405 355
Bridgebio Pharma (2)(3) 27,061 2,070
Caris Life Sciences (2) 15,007 405
Celldex Therapeutics (2) 44,375 1,205
Centessa Pharmaceuticals, ADR (2) 54,375 1,360
CG oncology (2)(3) 34,981 1,452
Cytokinetics (2) 27,293 1,734
Denali Therapeutics (2) 104,496 1,725
Disc Medicine (2) 21,194 1,683
Dyne Therapeutics (2) 46,915 918
Halozyme Therapeutics (2) 23,575 1,587
Ideaya Biosciences (2) 13,384 463
Insmed (2) 36,873 6,417
Ionis Pharmaceuticals (2) 38,446 3,041
Janux Therapeutics (2) 8,106 112
Kymera Therapeutics (2) 43,950 3,420
Madrigal Pharmaceuticals (2) 3,223 1,877
Mineralys Therapeutics (2) 9,114 331
Mirum Pharmaceuticals (2) 16,623 1,313
Monte Rosa Therapeutics (2)(3) 11,951 187
Natera (2) 18,180 4,165
Neurocrine Biosciences (2) 22,317 3,165
Nurix Therapeutics (2) 47,795 907
Nuvalent, Class A (2) 20,799 2,092
ORIC Pharmaceuticals (2)(3) 36,174 296
Praxis Precision Medicines (2) 14,110 4,159
Replimune Group (2) 148,317 1,442
Revolution Medicines (2) 42,767 3,406

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Rhythm Pharmaceuticals (2) 14,729 1,577
Roivant Sciences (2) 103,210 2,240
Scholar Rock Holding (2)(3) 67,973 2,994
Soleno Therapeutics (2) 28,410 1,315
Spyre Therapeutics (2)(3) 10,843 355
Ultragenyx Pharmaceutical (2) 40,253 926
United Therapeutics (2) 6,236 3,038
Vaxcyte (2) 25,740 1,188
Vera Therapeutics (2) 57,401 2,907
Viridian Therapeutics (2) 24,406 759
Xencor (2) 47,761 731
77,647
Health Care Equipment & Supplies  1.6%
Globus Medical, Class A (2) 22,278 1,945
Inspire Medical Systems (2) 8,267 763
Lantheus Holdings (2) 31,153 2,073
Masimo (2) 6,264 815
Penumbra (2) 17,556 5,458
STERIS  9,845 2,496
UFP Technologies (2) 7,076 1,571
Zimmer Biomet Holdings  33,464 3,009
18,130
Health Care Providers & Services  3.1%
Billiontoone, Class A (2) 4,806 393
BrightSpring Health Services (2) 140,044 5,245
Concentra Group Holdings Parent  72,615 1,429
Encompass Health  67,021 7,114
Guardant Health (2) 21,469 2,193
Option Care Health (2) 36,004 1,147
Quest Diagnostics  26,552 4,607
RadNet (2) 17,273 1,232
Tenet Healthcare (2) 49,385 9,814
Universal Health Services, Class B  4,980 1,086
34,260
Health Care Technology  0.4%
Doximity, Class A (2) 20,283 898
GoodRx Holdings, Class A (2)(3) 292,469 793
HeartFlow (2) 15,466 451
Waystar Holding (2) 57,357 1,878
4,020
Life Sciences Tools & Services  0.8%
Medpace Holdings (2) 4,413 2,478

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Repligen (2) 16,917 2,772
Revvity  31,779 3,075
8,325
Pharmaceuticals  1.7%
Axsome Therapeutics (2) 17,895 3,268
Crinetics Pharmaceuticals (2)(3) 54,788 2,551
Perrigo  190,388 2,650
Prestige Consumer Healthcare (2) 27,895 1,721
Viatris  602,172 7,497
WaVe Life Sciences (2) 81,464 1,385
19,072
Total Health Care 161,454
INDUSTRIALS & BUSINESS SERVICES  22.8%
Aerospace & Defense  3.1%
Beta Technologies, Class A (2) 20,636 582
Carpenter Technology  16,039 5,050
Curtiss-Wright  7,339 4,046
Hexcel  42,032 3,106
Howmet Aerospace  9,244 1,895
Karman Holdings (2)(3) 48,362 3,539
Rocket Lab (2) 27,717 1,933
Textron  126,431 11,021
Woodward  9,321 2,818
33,990
Building Products  1.0%
Allegion  12,429 1,979
AZZ  20,933 2,244
Modine Manufacturing (2) 26,584 3,549
Owens Corning  33,137 3,708
11,480
Commercial Services & Supplies  0.7%
Brady, Class A  32,548 2,551
Element Fleet Management (CAD)  100,180 2,631
Interface  91,911 2,566
7,748
Construction & Engineering  2.6%
AECOM  39,793 3,794
API Group (2) 137,261 5,252
Comfort Systems USA  4,494 4,194
EMCOR Group  5,726 3,503
Primoris Services  31,344 3,891

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Sterling Infrastructure (2) 12,687 3,885
Valmont Industries  11,128 4,477
28,996
Electrical Equipment  4.0%
Acuity  27,051 9,739
EnerSys  25,163 3,693
Hubbell  12,755 5,665
Nextpower, Class A (2) 77,929 6,788
nVent Electric  89,702 9,147
Sensata Technologies Holding  150,289 5,003
Shoals Technologies Group, Class A (2) 80,465 684
Thermon Group Holdings (2) 93,690 3,482
44,201
Ground Transportation  0.4%
Saia (2) 7,602 2,482
TFI International (3) 16,658 1,722
4,204
Machinery  6.9%
AGCO  27,387 2,857
Alamo Group  17,182 2,884
Allison Transmission Holdings  22,380 2,191
Atmus Filtration Technologies  108,162 5,615
Blue Bird (2) 56,407 2,651
Esab  64,546 7,211
Federal Signal  28,378 3,082
Fortive  63,651 3,514
Gates Industrial (2) 182,076 3,909
IDEX  15,178 2,701
Middleby (2) 50,022 7,437
Mueller Industries  70,532 8,097
Oshkosh  35,804 4,498
RBC Bearings (2) 1,708 766
Snap-on  8,306 2,862
Stanley Black & Decker  37,076 2,754
Timken  29,678 2,497
Toro  79,212 6,236
Watts Water Technologies, Class A  14,000 3,864
75,626
Passenger Airlines  0.2%
Sun Country Airlines Holdings (2) 171,111 2,462
2,462

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Professional Services  2.6%
Booz Allen Hamilton Holding  24,463 2,064
Genpact  75,223 3,519
Huron Consulting Group (2) 7,123 1,231
Korn Ferry  34,081 2,250
Leidos Holdings  31,595 5,700
SS&C Technologies Holdings  67,404 5,892
Upwork (2) 389,650 7,723
28,379
Trading Companies & Distributors  1.3%
Applied Industrial Technologies  19,160 4,920
DNOW (2) 169,568 2,247
Karat Packaging  77,727 1,754
SiteOne Landscape Supply (2) 18,041 2,247
WESCO International  14,164 3,465
14,633
Total Industrials & Business Services 251,719
INFORMATION TECHNOLOGY  17.1%
Communications Equipment  0.9%
Ciena (2) 26,850 6,279
F5 (2) 7,992 2,040
Lumentum Holdings (2) 5,685 2,096
10,415
Electronic Equipment, Instruments & Components  5.6%
Bel Fuse, Class B  37,352 6,336
Belden  72,825 8,488
Cognex  139,493 5,019
ePlus  37,059 3,250
Fabrinet (2) 16,934 7,710
Flex (2) 101,458 6,130
Itron (2) 27,731 2,575
Jabil  28,106 6,409
OSI Systems (2) 11,251 2,870
TD SYNNEX  17,014 2,556
Teledyne Technologies (2) 14,008 7,154
Vontier  20,363 757
Zebra Technologies, Class A (2) 10,572 2,567
61,821
IT Services  0.5%
Amdocs  27,283 2,197
GoDaddy, Class A (2) 11,387 1,413

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Okta (2) 26,163 2,262
5,872
Semiconductors & Semiconductor Equipment  4.4%
Astera Labs (2) 29,230 4,863
Cirrus Logic (2) 19,075 2,260
Credo Technology Group Holding (2) 38,612 5,556
Entegris  33,229 2,800
First Solar (2) 16,666 4,354
Lattice Semiconductor (2) 56,910 4,187
MACOM Technology Solutions Holdings (2) 8,445 1,446
MKS  52,106 8,326
Power Integrations  8,773 312
Rambus (2) 98,963 9,094
Synaptics (2) 64,201 4,752
47,950
Software  5.0%
A10 Networks  88,743 1,570
ACI Worldwide (2) 67,382 3,221
Alarm.com Holdings (2) 57,834 2,951
Appfolio, Class A (2) 20,901 4,863
BILL Holdings (2) 83,418 4,550
CCC Intelligent Solutions Holdings (2) 541,174 4,302
Clearwater Analytics Holdings, Class A (2) 36,983 892
Descartes Systems Group (2) 46,023 4,034
Dolby Laboratories, Class A (3) 19,461 1,250
Freshworks, Class A (2) 45,410 556
Gen Digital  148,543 4,039
HubSpot (2) 5,339 2,142
InterDigital  26,411 8,409
Manhattan Associates (2) 6,484 1,124
nCino (2) 31,533 808
Pegasystems  44,993 2,687
Progress Software (2) 18,712 804
PTC (2) 31,725 5,527
Workiva (2) 19,057 1,644
55,373
Technology Hardware, Storage & Peripherals  0.7%
Pure Storage, Class A (2) 47,587 3,189
Sandisk (2) 18,156 4,310
7,499
Total Information Technology 188,930

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS  3.9%
Chemicals  1.0%
Axalta Coating Systems (2) 34,373 1,111
CF Industries Holdings  10,797 835
Element Solutions  39,832 995
NewMarket  4,794 3,295
RPM International  43,417 4,515
10,751
Construction Materials  0.1%
Knife River (2) 23,042 1,621
1,621
Containers & Packaging  0.6%
Crown Holdings  37,422 3,853
Packaging Corp. of America  11,733 2,420
6,273
Metals & Mining  2.2%
Alamos Gold, Class A  62,157 2,398
Ivanhoe Electric (2) 43,972 703
MP Materials (2)(3) 20,218 1,021
OR Royalties (CAD)  54,945 1,946
Reliance  24,757 7,152
Skeena Resources (CAD) (2) 109,581 2,603
Steel Dynamics  31,292 5,302
Warrior Met Coal  31,645 2,790
23,915
Total Materials 42,560
REAL ESTATE  4.9%
Hotel & Resort Real Estate Investment Trusts  0.4%
Apple Hospitality REIT, REIT  232,796 2,758
Park Hotels & Resorts, REIT (3) 122,734 1,284
4,042
Industrial Real Estate Investment Trusts  0.4%
Rexford Industrial Realty, REIT  123,602 4,786
4,786
Office Real Estate Investment Trusts  0.5%
Douglas Emmett, REIT  110,411 1,214
Kilroy Realty, REIT  36,510 1,364
Vornado Realty Trust, REIT  78,390 2,609
5,187

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Real Estate Management & Development  0.2%
Jones Lang LaSalle (2) 8,198 2,758
2,758
Residential Real Estate Investment Trusts  1.0%
American Homes 4 Rent, Class A, REIT  79,530 2,553
Equity LifeStyle Properties, REIT  74,691 4,527
Essex Property Trust, REIT  9,287 2,430
Sun Communities, REIT  16,580 2,055
11,565
Retail Real Estate Investment Trusts  0.9%
Brixmor Property Group, REIT  124,434 3,263
Federal Realty Investment Trust, REIT  28,317 2,854
Kimco Realty, REIT  63,823 1,294
Regency Centers, REIT  32,397 2,236
9,647
Specialized Real Estate Investment Trusts  1.5%
CubeSmart, REIT  88,328 3,184
EPR Properties, REIT  29,680 1,481
Gaming & Leisure Properties, REIT  84,758 3,788
Lamar Advertising, Class A, REIT  47,765 6,046
Smartstop Self Storage REIT, REIT  67,177 2,079
16,578
Total Real Estate 54,563
UTILITIES  1.9%
Electric Utilities  0.8%
Alliant Energy  77,117 5,013
Evergy  14,013 1,016
Portland General Electric  57,454 2,757
8,786
Gas Utilities  0.8%
National Fuel Gas  71,386 5,715
UGI  78,328 2,932
8,647
Independent Power & Renewable Electricity
Producers  0.1%
Talen Energy (2) 4,180 1,567
1,567

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Multi-Utilities  0.2%
NiSource  49,757 2,078
2,078
Total Utilities 21,078
Total Common Stocks (Cost $939,959) 1,092,879
SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.5%
T. Rowe Price Government Reserve Fund, 3.77% (4)(5) 5,413,048 5,413
Total Short-Term Investments (Cost $5,413) 5,413
SECURITIES LENDING COLLATERAL  1.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.2%
Money Market Funds 1.2%
T. Rowe Price Treasury Reserve Fund, 3.75% (4)(5) 12,986,976 12,987
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 12,987
Total Securities Lending Collateral (Cost $12,987) 12,987
Total Investments in Securities
100.9% of Net Assets
(Cost $958,359) $ 1,111,279
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Non-income producing
(3) See Note 4. All or a portion of this security is on loan at December 31, 2025.
(4) Seven-day yield
(5) Affiliated Companies

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 218++
T. Rowe Price Treasury Reserve Fund, 3.75% — — —++
Totals $ —# $ — $ 218+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 6,256  ¤  ¤ $ 5,413
T. Rowe Price Treasury
Reserve Fund, 3.75% —  ¤  ¤ 12,987
Total $ 18,400^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $218 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $18,400.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $958,359) $ 1,111,279
Receivable for shares sold 2,859
Dividends receivable 846
Receivable for investment securities sold 641
Other assets 38
Total assets 1,115,663
Liabilities
Obligation to return securities lending collateral 12,987
Payable for shares redeemed 673
Investment management fees payable 564
Payable for investment securities purchased 378
Due to affiliates 37
Payable to directors 1
Other liabilities 93
Total liabilities 14,733
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 1,100,930

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 150,865
Paid-in capital applicable to 43,552,665 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 950,065
NET ASSETS $ 1,100,930
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $412,293; Shares outstanding: 16,349,434) $ 25.22
Advisor Class
(Net assets: $611; Shares outstanding: 24,185) $ 25.25
I Class
(Net assets: $688,026; Shares outstanding: 27,179,046) $ 25.31

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $114) $ 11,565
Securities lending 19
Other 1
Total income 11,585
Expenses
Investment management 5,149
Shareholder servicing
Investor Class $ 709
Advisor Class 3
I Class 82 794
Rule 12b-1 fees
Advisor Class 2
Prospectus and shareholder reports
Investor Class 31
Advisor Class 1
I Class 12 44
Custody and accounting 238
Registration 107
Legal and audit 38
Directors 2
Miscellaneous 20
Waived / paid by Price Associates (194)
Total expenses 6,200
Net investment income 5,385

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 42,193
Futures 313
Foreign currency transactions 3
Net realized gain 42,509
Change in net unrealized gain / loss on securities 47,442
Net realized and unrealized gain / loss 89,951
INCREASE IN NET ASSETS FROM OPERATIONS $ 95,336

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 5,385 $ 4,519
Net realized gain 42,509 47,526
Change in net unrealized gain / loss 47,442 31,704
Increase in net assets from operations 95,336 83,749
Distributions to shareholders
Net earnings
Investor Class (4,596) (17,573)
Advisor Class (4) (50)
I Class (7,828) (27,057)
Decrease in net assets from distributions (12,428) (44,680)
Capital share transactions
*
Shares sold
Investor Class 326,365 179,535
Advisor Class 270 509
I Class 399,762 201,910
Distributions reinvested
Investor Class 4,254 16,966
Advisor Class 4 50
I Class 7,386 25,429
Shares redeemed
Investor Class (245,060) (99,684)
Advisor Class (590) (137)
I Class (212,979) (81,613)
Increase in net assets from capital share
transactions 279,412 242,965

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase during period 362,320 282,034
Beginning of period 738,610 456,576
End of period $ 1,100,930 $ 738,610
*Share information (000s)
Shares sold
Investor Class 14,273 7,821
Advisor Class 11 22
I Class 16,660 8,787
Distributions reinvested
Investor Class 164 713
Advisor Class –
(1)
2
I Class 283 1,065
Shares redeemed
Investor Class (10,930) (4,351)
Advisor Class (24) (5)
I Class (9,474) (3,559)
Increase in shares outstanding 10,963 10,495
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Integrated Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Integrated U.S. Small-
Mid Cap Core Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital. The fund has three classes of shares: the Integrated U.S.
Small-Mid Cap Core Equity Fund (Investor Class), the Integrated U.S. Small-
Mid Cap Core Equity Fund–Advisor Class (Advisor Class) and the Integrated
U.S. Small-Mid Cap Core Equity Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
December 31, 2025, the fund realized $33,694,000 of net gain on $107,847,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,085,699 $ 7,180 $ — $ 1,092,879
Short-Term Investments 5,413 — — 5,413
Securities Lending Collateral 12,987 — — 12,987
Total $ 1,104,099 $ 7,180 $ — $ 1,111,279

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of December 31,
2025, the fund held no derivative instruments.
The amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 313
Total $ 313

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $18,989,000; the aggregate value of collateral was $19,664,000 and consisted of cash collateral and related investments of
$12,987,000 and U.S. government securities of $6,677,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $770,252,000 and
$391,038,000, respectively, for the year ended December 31, 2025.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 5,200 $ 15,552
Long-term capital gain 7,228 29,128
Total distributions $ 12,428 $ 44,680

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. Other temporary differences relate primarily to differences in treatment of corporate actions.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
($000s)
Cost of investments $ 960,684
Unrealized appreciation $ 191,324
Unrealized depreciation (40,729)
Net unrealized appreciation (depreciation) $ 150,595
($000s)
Undistributed ordinary income $ 141
Undistributed long-term capital gain 131
Net unrealized appreciation (depreciation) 150,595
Other temporary differences (2)
Total distributable earnings (loss) $ 150,865

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $616,000 remain subject to repayment by the fund at December 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2025, expenses incurred pursuant to these service agreements
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.87% 1.14% 0.05%
Expense limitation date 02/29/28 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $(101) $(2) $(91)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

were $124,000 for Price Associates; $380,000 for T. Rowe Price Services, Inc.;
and $16,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, approximately 7% of the I Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Integrated Equity Funds, Inc.
and Shareholders of T. Rowe Price Integrated U.S. Small-Mid Cap Core
Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Integrated U.S. Small-Mid Cap
Core Equity Fund (one of the funds constituting T. Rowe Price integrated Equity
Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended
December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $11,766,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $9,103,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $7,283,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F202-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Integrated Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026